Sumitomo Transaction Agreement - Additional Information (Detail) - USD ($) $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 27, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	May 31, 2021	Mar. 31, 2021
Transaction Agreement [Line Items]
Gain (loss) on sale of stock transactions							$ (43,398)
Escrow amount									$ 75,000
Restricted cash			$ 11,852		$ 11,852		86,045		86,632
Transition Services And Strategic Cooperation Agreement [Member]
Transaction Agreement [Line Items]
Transition and cooperation agreement billed amount,Net of amounts billed by sumitovant			$ 200	$ 300	800	$ 1,100
Asset Purchase Agreement [Member]
Transaction Agreement [Line Items]
Consideration received in cash								$ 5,000
Gain on termination of Sumitomo Options					66,500
Sumitomo [Member]
Transaction Agreement [Line Items]
Percentage of granted option to purchase ownership interest	75.00%	75.00%
Number of shares transferred	78,867,360
Gain (loss) on sale of stock transactions							$ 2,000,000
Escrow amount	$ 75,000	$ 75,000
Restricted cash	75,000								$ 75,000
Sale Of Stock Consideration Cash Received On Transaction	2,900,000
Stock offer to repurchase during period value of the proceeds received from transaction agreement					$ 1,000,000
Sumitomo [Member] | Employee [Member]
Transaction Agreement [Line Items]
Aggregate fair value of issued instruments to employees on transaction	39,100
Deferred compensation equity	24,800
Deferred compensation liability	14,300
Outstanding instruments vest based on the achievement of time-based, performance or liquidity event requirements			5,134,088	5,470,387	5,134,088	5,470,387	5,504,124		5,458,543
Sumitomo [Member] | Maximum
Transaction Agreement [Line Items]
Repurchase of RSL's equity securities approved amount	$ 1,000,000